Item 1.  Schedule of Investments



 T. Rowe Price Diversified Small-Cap Growth Fund
 Unaudited                                                  March 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                          Shares        Value
 (Cost and value in $ 000s)

 COMMON STOCKS  98.2%
 CONSUMER DISCRETIONARY  19.2%
 Auto Components  0.5%
 Gentex                                                12,000        383

                                                                     383

 Automobiles  0.2%
 Thor Industries                                       5,000         150

                                                                     150

 Hotels, Restaurants & Leisure  4.3%
 Alliance Gaming *                                     9,800         94

 BJ's Restaurants *                                    5,000         97

 CEC Entertainment *                                   10,550        386

 Great Wolf Resorts *                                  2,000         50

 International Speedway, Class A                       1,500         82

 PF Chang's China Bistro *                             9,200         550

 Rare Hospitality International *                      14,700        454

 Shuffle Master *                                      5,000         145

 Sonic *                                               11,137        372

 Station Casinos                                       11,700        790

 The Cheesecake Factory *                              9,000         319

                                                                     3,339

 Household Durables  1.3%
 Harman International                                  1,800         159

 MDC Holdings                                          5,435         379

 Toll Brothers *                                       6,500         512

                                                                     1,050

 Internet & Catalog Retail  0.7%
 Coldwater Creek *                                     8,950         165

 Drugstore.com *                                       30,300        78

 Insight Enterprises *                                 18,475        325

                                                                     568

 Leisure Equipment & Products  1.1%
 Marvel Enterprises *                                  18,250        365

 RC2 Corporation *                                     1,300         44

 SCP Pool                                              14,680        468

                                                                     877

 Media  2.6%
 Cox Radio, Class A *                                  9,000         151

 Emmis Communications *                                14,100        271

 Entercom Communications *                             5,600         199

 Getty Images *                                        5,500         391

 Insight Communications *                              4,200         50

 Radio One, Class D *                                  22,100        326

 Regent Communications *                               19,500        104

 Scholastic *                                          7,200         266

 Spanish Broadcasting, Class A *                       15,600        160

 Valassis Communications *                             3,000         105

                                                                     2,023

 Multiline Retail  0.6%
 Dollar Tree Stores *                                  4,337         124

 Family Dollar Stores                                  2,000         61

 Fred's, Class A                                       17,700        304

                                                                     489

 Specialty Retail  6.8%
 AC Moore Arts & Crafts *                              17,500        467

 Christopher & Banks                                   20,000        352

 Gamestop, Class A *                                   11,000        244

 Group One Automotive *                                5,500         145

 Gymboree *                                            10,000        125

 Hibbett Sporting Goods *                              5,000         150

 Hot Topic *                                           17,500        382

 Michaels Stores                                       13,000        472

 O'Reilly Automotive *                                 11,000        545

 Pacific Sunwear *                                     18,012        504

 PETsMART                                              12,000        345

 Rent-A-Center *                                       3,250         89

 Ross Stores                                           10,000        291

 Sonic Automotive                                      3,000         68

 Talbots                                               4,000         128

 TSC *                                                 6,000         262

 Urban Outfitters *                                    7,800         374

 West Marine *                                         5,000         106

 Williams-Sonoma *                                     7,000         257

                                                                     5,306

 Textiles, Apparel, & Luxury Goods  1.1%
 Fossil *                                              17,875        463

 Quiksilver *                                          5,000         145

 Timberland, Class A *                                 3,000         213

                                                                     821

 Total Consumer Discretionary                                        15,006

 CONSUMER STAPLES  1.7%
 Beverages  0.1%
 Boston Beer, Class A *                                4,000         88

                                                                     88

 Food & Staples Retailing  1.0%
 Performance Food Group *                              4,400         122

 United Natural Foods *                                16,000        458

 Whole Foods Market                                    1,500         153

                                                                     733

 Food Products  0.6%
 Peet's Coffee & Tea *                                 4,000         99

 SunOpta *                                             77,900        397

                                                                     496

 Total Consumer Staples                                              1,317

 ENERGY  6.2%
 Energy Equipment & Services  3.8%
 Atwood Oceanics *                                     2,500         166

 Cal Dive International *                              13,000        589

 FMC Technologies *                                    5,000         166

 Global Industries *                                   11,000        103

 Grey Wolf *                                           27,000        178

 Helmerich & Payne                                     3,000         119

 Lone Star Technologies *                              1,000         40

 Maverick Tube *                                       8,000         260

 National Oilwell Varco *                              8,081         377

 Oil States International *                            12,000        247

 Patterson-UTI Energy                                  14,000        350

 Unit *                                                9,000         407

                                                                     3,002

 Oil & Gas  2.4%
 Bill Barrett *                                        4,500         130

 Cabot Oil & Gas                                       7,000         386

 Comstock Resources *                                  22,000        632

 Forest Oil *                                          3,500         142

 Spinnaker Exploration *                               8,000         284

 Stone Energy *                                        5,500         267

                                                                     1,841

 Total Energy                                                        4,843

 FINANCIALS  6.6%
 Capital Markets  2.4%
 Affiliated Managers Group *                           6,400         397

 Eaton Vance                                           10,000        234

 Greenhill                                             1,200         43

 Investors Financial Services                          11,700        572

 Legg Mason                                            2,748         215

 Raymond James Financial                               10,000        303

 Waddell & Reed Financial, Class A                     3,950         78

                                                                     1,842

 Commercial Banks  1.9%
 Boston Private Financial                              13,500        321

 East West Bancorp                                     8,000         295

 Silicon Valley Bancshares *                           5,400         238

 Southwest Bancorp of Texas                            10,000        183

 UCBH Holdings                                         10,800        431

                                                                     1,468

 Consumer Finance  0.4%
 First Marblehead *                                    3,300         190

 Moneygram International                               7,100         134

                                                                     324

 Diversified Financial Services  0.0%
 CapitalSource *                                       1,500         35

                                                                     35

 Insurance  1.4%
 Brown & Brown                                         4,600         212

 MaxRe Capital                                         10,500        247

 RenaissanceRe Holdings                                6,000         281

 StanCorp Financial Group                              4,000         339

                                                                     1,079

 Thrifts & Mortgage Finance  0.5%
 IndyMac Mortgage Holdings                             3,000         102

 Triad Guaranty *                                      5,500         289

                                                                     391

 Total Financials                                                    5,139

 HEALTH CARE  21.4%
 Biotechnology  3.9%
 Abgenix *                                             11,000        77

 Alkermes *                                            8,400         87

 Celgene *                                             4,000         136

 Cephalon *                                            4,359         204

 Charles River Laboratories International *            9,000         423

 Digene *                                              17,500        363

 Human Genome Sciences *                               6,500         60

 ICOS *                                                3,300         74

 Incyte Genomics *                                     5,000         34

 Martek Biosciences *                                  8,500         495

 Neurocrine Biosciences *                              7,000         267

 Protein Design Labs *                                 27,600        441

 Techne *                                              8,000         322

 Vertex Pharmaceuticals *                              3,302         31

                                                                     3,014

 Health Care Equipment & Supplies  6.1%
 Advanced Neuromodulation Systems *                    7,000         188

 Aspect Medical Systems *                              9,800         212

 Conceptus *                                           5,000         39

 Cytyc *                                               13,500        311

 Dentsply International                                7,000         381

 ICU Medical *                                         9,800         348

 IDEXX Laboratories *                                  2,500         135

 INAMED *                                              7,350         514

 Integra LifeSciences *                                5,500         194

 Invitrogen *                                          6,100         422

 Kyphon *                                              4,500         113

 Mentor                                                5,400         173

 Merit Medical Systems *                               5,900         71

 Respironics *                                         9,500         553

 Steris *                                              23,000        581

 Thoratec *                                            23,500        287

 Varian *                                              4,000         151

 Wright Medical Group *                                4,500         108

                                                                     4,781

 Health Care Providers & Services  9.7%
 Advisory Board *                                      21,000        918

 Amedisys *                                            3,700         112

 AmSurg, Class A *                                     2,500         63

 Community Health System *                             6,000         209

 Computer Programs and Systems                         26,200        736

 Coventry Health Care *                                10,000        681

 D&K Healthcare                                        10,000        84

 Davita *                                              13,650        571

 Gentiva Health Services *                             17,600        285

 Henry Schein *                                        3,000         107

 LCA-Vision                                            3,000         100

 LifePoint Hospitals *                                 6,000         263

 Manor Care                                            6,500         236

 Matria Healthcare *                                   5,850         180

 Omnicare                                              13,500        479

 Patterson Companies *                                 9,200         460

 Pharmaceutical Product Development *                  9,200         446

 Priority Healthcare, Class B *                        5,000         108

 Renal Care Group *                                    6,000         228

 Symbion *                                             13,000        278

 Triad Hospitals *                                     4,000         200

 United Surgical Partners International *              9,000         412

 WellChoice *                                          8,000         426

                                                                     7,582

 Pharmaceuticals  1.7%
 Andrx *                                               12,000        272

 Bradley Pharmaceuticals, Class A *                    4,900         47

 Medicis Pharmaceutical, Class A                       14,000        420

 Noven Pharmaceuticals *                               17,000        288

 Par Pharmaceutical *                                  2,500         83

 Taro Pharmaceuticals *                                6,400         202

                                                                     1,312

 Total Health Care                                                   16,689

 INDUSTRIALS & BUSINESS SERVICES  14.2%
 Aerospace & Defense  2.0%
 Engineered Support System                             13,000        696

 Herley Industries *                                   4,000         69

 Mercury Computer Systems *                            11,000        303

 MTC Technologies *                                    16,000        520

                                                                     1,588

 Air Freight & Logistics  1.2%
 Forward Air                                           5,000         213

 UTi Worldwide                                         10,000        694

                                                                     907

 Airlines  1.4%
 AirTran *                                             14,000        126

 Frontier Airlines *                                   29,000        304

 JetBlue Airways *                                     2,300         44

 SkyWest                                               35,500        660

                                                                     1,134

 Building Products  0.2%
 Simpson Manufacturing                                 6,000         185

                                                                     185

 Commercial Services & Supplies  6.3%
 Apollo Group, Class A *                               2,973         220

 Bright Horizons Family Solutions *                    16,600        560

 ChoicePoint *                                         11,266        452

 Corinthian Colleges *                                 8,000         126

 Corporate Executive Board                             13,500        863

 Devry *                                               8,000         151

 Education Management *                                18,000        503

 ITT Educational Services *                            10,100        490

 Jackson Hewitt Tax Service                            5,500         115

 Mine Safety Appliances                                4,000         155

 Resources Connection *                                26,000        544

 Stericycle *                                          8,500         376

 Waste Connections *                                   10,500        365

                                                                     4,920

 Construction & Engineering  0.1%
 Insituform Technologies *                             7,000         102

                                                                     102

 Electrical Equipment  0.2%
 II-VI *                                               8,200         143

                                                                     143

 Machinery  1.2%
 Actuant, Class A *                                    5,500         247

 Oshkosh Truck                                         8,000         656

                                                                     903

 Road & Rail  1.2%
 Dollar Thrifty Auto Group *                           10,000        328

 Old Dominion Freight Line *                           10,200        317

 U.S. Xpress Enterprises *                             5,000         82

 Werner Enterprises                                    11,000        214

                                                                     941

 Trading Companies & Distributors  0.4%
 Hughes Supply                                         9,500         283

                                                                     283

 Total Industrials & Business Services                               11,106

 INFORMATION TECHNOLOGY  26.3%
 Communications Equipment  2.9%
 ADTRAN                                                15,300        270

 Anaren *                                              9,500         115

 Avocent *                                             2,075         53

 F5 Networks *                                         7,200         364

 Inter-Tel                                             17,000        417

 Packeteer *                                           17,000        262

 Plantronics                                           13,500        514

 Polycom *                                             9,442         160

 Powerwave Technologies *                              10,000        77

                                                                     2,232

 Computers & Peripherals  1.8%
 Avid Technology *                                     13,500        731

 Maxtor *                                              42,200        224

 Novatel *                                             2,500         27

 Pinnacle *                                            10,000        56

 Sandisk *                                             10,300        286

 SBS Technologies *                                    5,000         56

                                                                     1,380

 Electronic Equipment & Instruments  3.9%
 Aeroflex *                                            46,000        429

 Coherent *                                            5,700         192

 Cyberoptics *                                         40,000        499

 Daktronics *                                          6,500         141

 Digital Theater Systems *                             14,000        254

 Dionex *                                              2,500         136

 Dolby Laboratories, Class A *                         6,000         141

 FLIR Systems *                                        17,400        527

 National Instruments                                  1,475         40

 Orbotech *                                            7,000         153

 Plexus *                                              3,000         35

 Scansource *                                          2,500         130

 TTM Technologies *                                    37,500        392

                                                                     3,069

 Internet Software & Services  2.3%
 CNET Networks *                                       20,000        189

 Digital Insight *                                     19,000        311

 Earthlink *                                           5,000         45

 Jupitermedia *                                        28,000        434

 MatrixOne *                                           30,000        143

 Open Text *                                           17,000        307

 Support.com *                                         17,000        90

 Websense *                                            5,800         312

                                                                     1,831

 IT Services  3.2%
 CACI International, Class A *                         7,000         387

 Cognizant Technology Solutions *                      8,000         370

 Forrester Research *                                  5,000         70

 Global Payments                                       5,800         374

 Inforte *                                             55,000        297

 Iron Mountain *                                       13,000        375

 RightNow Technologies *                               3,200         39

 SkilSoft ADR *                                        8,000         30

 SRA International, Class A *                          9,500         572

                                                                     2,514

 Office Electronics  0.8%
 Zebra Technologies *                                  12,375        588

                                                                     588

 Semiconductor & Semiconductor Equipment  6.1%
 Advanced Energy Industries *                          45,700        442

 AMIS Holdings *                                       9,000         102

 ATMI *                                                7,500         188

 August Technology *                                   5,100         60

 Axcelis Technologies *                                25,000        183

 Brooks-Pri Automation *                               7,500         114

 Cognex                                                8,300         207

 Cohu                                                  7,000         112

 Cymer *                                               15,800        423

 Entegris *                                            15,000        148

 Exar *                                                11,000        147

 Integrated Circuit Systems *                          11,000        210

 Integrated Silicon Solution *                         23,000        154

 Intersil Holding, Class A                             17,400        301

 Lattice Semiconductor *                               11,600        62

 Micrel *                                              7,700         71

 Microchip Technology                                  1,762         46

 Omnivision Technologies *                             23,000        348

 Pericom Semiconductor *                               12,500        107

 Rudolph Technologies *                                3,200         48

 Semtech *                                             13,000        232

 Silicon Storage Technology *                          21,300        79

 Skyworks Solutions *                                  10,000        64

 Tessera Technologies *                                4,000         173

 Trident Microsystems *                                4,000         71

 TriQuint Semiconductor *                              11,387        38

 Varian Semiconductor Equipment *                      10,000        380

 Zoran *                                               21,698        225

                                                                     4,735

 Software  5.3%
 Activision *                                          27,000        399

 Actuate *                                             26,700        64

 Agile Software *                                      35,000        255

 Borland Software *                                    20,000        162

 Concord Communications *                              5,300         54

 FactSet Research Systems                              6,000         198

 Fair Isaac                                            14,256        491

 Hyperion Solutions *                                  12,000        529

 Informatica *                                         31,200        258

 Jack Henry & Associates                               10,000        180

 Macromedia *                                          8,000         268

 Macrovision *                                         16,000        365

 Magma Design Automation *                             14,500        172

 Mercury Interactive *                                 1,000         47

 Open Solutions *                                      1,500         30

 Radiant Systems *                                     10,750        105

 Red Hat *                                             13,000        142

 RSA Security *                                        9,000         143

 SERENA Software *                                     12,500        297

                                                                     4,159

 Total Information Technology                                        20,508

 MATERIALS  0.9%
 Chemicals  0.4%
 Symyx Technologies *                                  13,900        306

                                                                     306

 Metals & Mining  0.5%
 Reliance Steel & Aluminum                             4,000         160

 Steel Dynamics                                        6,000         207

                                                                     367

 Total Materials                                                     673

 TELECOMMUNICATION SERVICES  1.7%
 Wireless Telecommunication Services  1.7%
 Alamosa Holdings *                                    3,000         35

 Nextel Partners, Class A *                            40,000        879

 NII Holdings, Class B *                               3,900         224

 Ubiquital *                                           10,000        67

 Wireless Facilities *                                 17,000        106

 Total Telecommunication Services                                    1,311

 Total Common Stocks (Cost  $57,082)                                 76,592

 SHORT-TERM INVESTMENTS  1.8%
 Money Market Fund  1.8%
 T. Rowe Price Reserve Investment Fund, 2.67% #+       1,415,113     1,415

 Total Short-Term Investments (Cost  $1,415)                         1,415

 Total Investments in Securities
 100.0% of Net Assets (Cost $58,497)                   $             78,007


 (1)  Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
 *    Non-income producing
 +    Affiliated company - See Note 3
 ADR  American Depository Receipts

 The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Diversified Small-Cap Growth Fund
Unaudited
March 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Diversified Small-Cap Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term growth of capital by investing primarily in common stocks of small growth companies.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES

At March 31, 2005, the cost of investments for federal income tax purposes was $58,497,000. Net unrealized gain aggregated $19,510,000 at period-end, of which $26,281,000 related to appreciated investments and $6,771,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2005.


NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the three months ended March 31, 2005, dividend income from the Reserve Funds totaled $4,000, and the value of shares of the Reserve Funds held at March 31, 2005 and December 31, 2004 was $1,415,000 and $366,000, respectively.





Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.




                                  SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Diversified Small-Cap Growth Fund, Inc.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     May 18, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     May 18, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     May 18, 2005